RELATED PARTIES (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended			6 Months Ended		12 Months Ended										3 Months Ended	12 Months Ended	0 Months Ended		3 Months Ended	12 Months Ended												1 Months Ended		12 Months Ended			1 Months Ended
	Aug. 04, 2013	Feb. 03, 2013	Jul. 29, 2012	Aug. 04, 2013	Jul. 29, 2012	Feb. 03, 2013	Jan. 29, 2012	Jan. 30, 2011	Feb. 08, 2013 Old Senior Subordinated Notes	Feb. 03, 2013 Old Senior Subordinated Notes	Jan. 29, 2012 Old Senior Subordinated Notes	Feb. 01, 2013 14.875% Senior Notes	Apr. 12, 2012 14.875% Senior Notes	Feb. 08, 2013 Equity Sponsors Old Senior Subordinated Notes	Aug. 04, 2013 Equity Sponsors Other Indebtedness	Feb. 03, 2013 Crown Bolt	Feb. 03, 2013 Crown Bolt	Feb. 01, 2013 Crown Bolt Home Depot Incorporated Guaranteed purchases from Crown Bolt	Feb. 03, 2013 Crown Bolt Home Depot Incorporated Guaranteed purchases from Crown Bolt	Feb. 01, 2013 Crown Bolt Home Depot Incorporated Guaranteed purchases from Crown Bolt	Jan. 29, 2012 Crown Bolt Home Depot Incorporated Guaranteed purchases from Crown Bolt	Jan. 30, 2011 Crown Bolt Home Depot Incorporated Guaranteed purchases from Crown Bolt	Feb. 03, 2013 HD Supply Holdings, Inc.	Jan. 29, 2012 HD Supply Holdings, Inc.	Feb. 03, 2013 HD Supply Holdings, Inc. Home Depot Incorporated	Jan. 29, 2012 HD Supply Holdings, Inc. Home Depot Incorporated	Jan. 30, 2011 HD Supply Holdings, Inc. Home Depot Incorporated	Feb. 03, 2013 HD Supply Holdings, Inc. Equity Sponsors	Jan. 29, 2012 HD Supply Holdings, Inc. Equity Sponsors	Jan. 30, 2011 HD Supply Holdings, Inc. Equity Sponsors	Feb. 03, 2013 HD Supply Holdings, Inc. Equity Sponsors Old Senior Subordinated Notes	Feb. 03, 2013 HD Supply Holdings, Inc. Equity Sponsors Other Indebtedness	Aug. 30, 2007 HD Supply Holdings, Inc. Equity Sponsors Annual management fee 2007-2017	Feb. 03, 2013 HD Supply Holdings, Inc. Equity Sponsors Annual management fee 2007-2017 14.875% Senior Notes	Feb. 03, 2013 HD Supply Holdings, Inc. Equity sponsors and affiliates	Jan. 29, 2012 HD Supply Holdings, Inc. Equity sponsors and affiliates	Jan. 30, 2011 HD Supply Holdings, Inc. Equity sponsors and affiliates	Aug. 30, 2007 HDS Investment Holding Incorporated Home Depot Incorporated
Related Party transaction disclosures
Payments to Home Depot					$ 464	$ 481	$ 128																$ 480	$ 117
Payments to Home Depot						248	21																															8,200
Percentage of common stock ownership of Holding which Home Depot received																																						12.50%
Value of Holding common stock which Home Depot received																																						325
Amount of products sold to Home Depot																			19		20	12			296	275	299
Accounts receivable from Home Depot																									44	45
Extended period of strategic purchase agreement																		5 years		5 years
Non-cash impairment charge		152				152										150	152
Management fees and expenses	1		2	2	3	5	5	5																				5	5	5			5
Purchases from related party																																			57	60	24
Notes owned by affiliates of the Equity Sponsors beneficially, outstanding principal															$ 34																$ 348	$ 49
Senior Subordinated Notes, interest rate (as a percent)									13.50%	13.50%	13.50%	14.875%	14.875%																					14.88%
Percentage of outstanding debt owned by related party														39.00%																	39.00%